SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Share Exchange Agreement [Member]	1 Months Ended
Feb. 26, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Acquisition, Value | $	$ 650,000
Acquisition, Share price | $ / shares	$ 0.06